HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares			Value
COMMON STOCKS: 87.0%
Airlines: 1.4%
50,000	Southwest Airlines Co.		$2,330,500

Apparel & Shoe Retail: 2.3%
350,000	Duluth Holdings, Inc. - Class B [1]		3,696,000

Building Materials: 7.3%
125,000	The AZEK Co, Inc. - Class A [1]		4,806,250
20,000	Eagle Materials, Inc.		2,027,000
40,000	Owens Corning		3,030,400
50,000	U.S. Concrete, Inc. [1]		1,998,500
			11,862,150
Commercial Services: 1.9%
400,000	ADT, Inc.		3,140,000

Computers: 2.3%
100,000	NCR Corp. [1]		3,757,000

Diversified Financial Services: 1.6%
125,000	Rocket Companies, Inc. - Class A [1]		2,527,500

Diversified Holding Companies: 2.5%
100,000	Switchback Energy Acquisition Corp. [1]		4,008,000

Entertainment: 5.0%
200,000	Cinemark Holdings, Inc.		3,482,000
100,000	DraftKings, Inc. - Class A [1]		4,656,000
			8,138,000
Firearms & Ammunition Manufacturing: 1.3%
120,000	Smith & Wesson Brands, Inc.		2,130,000

Healthcare Products: 3.6%
20,000	Medtronic PLC		2,342,800
20,000	Novocure Ltd. [1]		3,460,800
			5,803,600
Home Builders: 3.2%
200,000	Taylor Morrison Home Corp. [1]		5,130,000

Home Furnishings: 2.4%
145,000	Tempur-Pedic International, Inc. [1]		3,915,000

Internet: 9.1%
170,000	Revolve Group, Inc. - Class A [1]		5,298,900
15,000	Roku, Inc. - Class A [1]		4,980,300
90,000	Snap, Inc. - Class A [1]		4,506,300
			14,785,500
Iron & Steel: 2.0%
160,000	Commercial Metals Co.		3,286,400

Leisure Time: 12.4%
225,000	Callaway Golf Co.		5,402,250
300,000	Nautilus, Inc. [1]		5,442,000
190,000	Norwegian Cruise Line Holdings Ltd. [1]		4,831,700
185,872	Vista Outdoor, Inc. [1]		4,416,319
			20,092,269
Mining: 2.2%
140,000	Freeport-McMoRan, Inc.		3,642,800

Oil Companies Exploration & Production: 3.2%
500,000	Comstock Resources, Inc. [1]		2,185,000
250,000	Matador Resources Co. [1]		3,015,000
			5,200,000
Oil U.S. Royalty Trusts: 4.5%
10,000	Texas Pacific Land Trust		7,270,000

Restaurants: 5.7%
2,282,390	Luby's, Inc. [1,2]		6,481,987
1,000,000	Waitr Holdings, Inc. [1]		2,780,000
			9,261,987
Semiconductors: 9.4%
36,000	Cree, Inc. [1]		3,812,400
50,000	Micron Technology, Inc. [1]		3,759,000
140,000	ON Semiconductor Corp. [1]		4,582,200
20,000	Skyworks Solutions, Inc.		3,057,600
			15,211,200
Software: 2.1%
10,000	Twilio, Inc. - Class A [1]		3,385,000

Textiles: 1.6%
1,000,000	The Dixie Group, Inc. [1,2]		2,550,000

TOTAL COMMON STOCKS
(Cost $95,928,474)			141,122,906

Contracts
(100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 7.3%
Diversified Financial Services: 1.5%
200	BlackRock, Inc., Expiration: January 2021, Exercise Price: $600.00	$14,430,800	2,452,000

Healthcare Products: 1.2%
130	Intuitive Surgical, Inc., Expiration: April 2021, Exercise Price: $675.00	10,635,300	2,011,750

Internet: 1.6%
10	Amazon.com, Inc., Expiration: January 2021, Exercise Price: $1,750.00	3,256,930	1,507,425
350	Facebook, Inc., Expiration: March 2021, Exercise Price: $250.00	9,560,600	1,134,000
			2,641,425
Semiconductors: 2.1%
250	NXP Semiconductors NV, Expiration: January 2021, Exercise Price: $110.00	3,975,250	1,226,250
500	Taiwan Semiconductor Manufacturing Co Ltd., Expiration: January 2021, Exercise Price: $70.00	5,452,000	1,956,250
			3,182,500
Transportation: 0.9%
100	FedEx Corp., Expiration: January 2021, Exercise Price: $110.00	2,596,200	1,496,250

TOTAL CALL OPTIONS PURCHASED
(Cost $6,511,237)			11,783,925

Shares
EXCHANGE TRADED FUNDS: 1.4%
150,000	ProShares UltraPro Short QQQ		2,277,000
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,868,915)			2,277,000

TOTAL INVESTMENTS IN SECURITIES: 95.7%
(Cost $105,308,626)			155,183,831
Other Assets in Excess of Liabilities: 4.3%			6,903,454
TOTAL NET ASSETS: 100.0%			$162,087,285

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$141,122,906	$-	$-	$141,122,906
Call Options Purchased	-	11,783,925	-	11,783,925
Exchange Traded Funds	2,277,000	-	-	2,277,000
Total Investments in Securities	$143,399,906	$11,783,925	$-	$155,183,831

Affiliates Common Stocks	Share Balance December 31, 2020	Value March 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2020	Dividend Income
The Dixie Group, Inc. [1]	1,000,000	$756,329	$-	$(159,607)	$(1,051,786)	$3,005,064	$2,550,000	$-
Luby's, Inc. [1]	2,282,390	1,235,824	703,323	(116,512)	(351,949)	5,011,301	6,481,987	-
Total					$(1,403,735)	$8,016,365	$9,031,987	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or other controlled companies.